Segment information - Results for the segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 31, 2022
Time charter revenues	$ 141,260	$ 143,095	$ 145,321
Other Revenue			115
Total revenues	141,260	143,095	145,436
Operating expenses	(41,255)	(33,812)	(40,731)
Equity in earnings (losses) of joint ventures	25,836	6,420	6,078
Depreciation and amortization	(20,418)	(20,937)	(21,477)
Operating income (loss)	105,423	94,766	89,306
Gain (loss) on debt extinguishment			1,030
Other financial income (expense), net	(29,138)	(26,057)	(30,320)
Income (loss) before tax	76,285	68,709	60,016
Income tax benefit (expense)	(16,290)	(5,564)	(7,275)
Net income (loss)	59,995	63,145	52,741
Preferred unitholders' interest in net income	15,508	14,802	13,850
Limited partners' interest in net income (loss)	44,487	48,343	38,891
Vessels, net of accumulated depreciation	602,289	619,620
Net investment in financing lease	269,288	274,257
Goodwill	251	251	251
Advances to joint ventures	7,511	4,153		$ 8,600
Total assets	1,004,008	981,810
Accumulated earnings of joint ventures	35,708	9,690
Expenditures for vessels & equipment		8
Expenditures for drydocking	3,062
Principal repayment financing lease	4,969	4,551
Amortization of above market contract	2,755	3,052	3,631
Majority held FSRUs [Member]
Time charter revenues	141,260	143,095	145,321
Other Revenue			115
Total revenues	141,260	143,095	145,436
Operating expenses	(33,718)	(27,462)	(34,266)
Segment EBITDA	107,542	115,633	111,170
Depreciation and amortization	(20,418)	(20,937)	(21,477)
Operating income (loss)	87,124	94,696	89,693
Gain (loss) on debt extinguishment			1,030
Other financial income (expense), net	(12,957)	(9,072)	(12,511)
Income (loss) before tax	74,167	85,624	78,212
Income tax benefit (expense)	(16,290)	(5,564)	(7,278)
Net income (loss)	57,877	80,060	70,934
Limited partners' interest in net income (loss)	57,877	80,060	70,934
Vessels, net of accumulated depreciation	602,289	619,620
Net investment in financing lease	269,288	274,257
Goodwill	251	251
Total assets	975,286	969,278
Expenditures for vessels & equipment		8
Expenditures for drydocking	3,062
Principal repayment financing lease	4,969	4,551
Amortization of above market contract	2,755	3,052	3,631
Joint venture FSRUs [Member]
Time charter revenues	42,531	43,572	42,433
Total revenues	42,531	43,572	42,433
Operating expenses	(8,214)	(9,452)	(9,044)
Segment EBITDA	34,317	34,120	33,389
Depreciation and amortization	(9,958)	(9,965)	(10,030)
Operating income (loss)	24,359	24,155	23,359
Gain (loss) on derivative instruments	12,048	(6,073)	(5,209)
Other financial income (expense), net	(10,571)	(11,662)	(12,072)
Income (loss) before tax	25,836	6,420	6,078
Net income (loss)	25,836	6,420	6,078
Limited partners' interest in net income (loss)	25,836	6,420	6,078
Vessels, net of accumulated depreciation	232,308	242,226
Total assets	266,336	267,003
Expenditures for vessels & equipment		75
Expenditures for drydocking	6	2
Other Segments [Member]
Operating expenses	(7,537)	(6,350)	(6,465)
Segment EBITDA	(7,537)	(6,350)	(6,465)
Operating income (loss)	(7,537)	(6,350)	(6,465)
Other financial income (expense), net	(16,181)	(16,985)	(17,809)
Income (loss) before tax	(23,718)	(23,335)	(24,274)
Income tax benefit (expense)			3
Net income (loss)	(23,718)	(23,335)	(24,271)
Limited partners' interest in net income (loss)	(23,718)	(23,335)	(24,271)
Advances to joint ventures	7,511	4,153
Total assets	28,722	12,532
Accumulated earnings of joint ventures	50	50
Total Segment Reporting [Member]
Time charter revenues	183,791	186,667	187,754
Other Revenue			115
Total revenues	183,791	186,667	187,869
Operating expenses	(49,469)	(43,264)	(49,775)
Segment EBITDA	134,322	143,403	138,094
Depreciation and amortization	(30,376)	(30,902)	(31,507)
Operating income (loss)	103,946	112,501	106,587
Gain (loss) on debt extinguishment			1,030
Gain (loss) on derivative instruments	12,048	(6,073)	(5,209)
Other financial income (expense), net	(39,709)	(37,719)	(42,392)
Income (loss) before tax	76,285	68,709	60,016
Income tax benefit (expense)	(16,290)	(5,564)	(7,275)
Net income (loss)	59,995	63,145	52,741
Limited partners' interest in net income (loss)	59,995	63,145	52,741
Vessels, net of accumulated depreciation	834,597	861,846
Net investment in financing lease	269,288	274,257
Goodwill	251	251
Advances to joint ventures	7,511	4,153
Total assets	1,270,344	1,248,813
Accumulated earnings of joint ventures	50	50
Expenditures for vessels & equipment		83
Expenditures for drydocking	3,068	2
Principal repayment financing lease	4,969	4,551
Amortization of above market contract	2,755	3,052
Eliminations [Member]
Time charter revenues	(42,531)	(43,572)	(42,433)
Total revenues	(42,531)	(43,572)	(42,433)
Operating expenses	8,214	9,452	9,044
Equity in earnings (losses) of joint ventures	25,836	6,420	6,078
Depreciation and amortization	9,958	9,965	10,030
Gain (loss) on derivative instruments	(12,048)	6,073	5,209
Other financial income (expense), net	10,571	11,662	12,072
Preferred unitholders' interest in net income	15,508	14,802	13,850
Limited partners' interest in net income (loss)	(15,508)	(14,802)	$ (13,850)
Vessels, net of accumulated depreciation	(232,308)	(242,226)
Total assets	(266,336)	(267,003)
Accumulated earnings of joint ventures	35,658	9,640
Expenditures for vessels & equipment		(75)
Expenditures for drydocking	$ (6)	$ (2)